Concession rights (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concession rights [Abstract]
Concessional rights, gross		$ 141,484	$ 126,437	$ 127,890
Concessional rights, net		5,676	9,459
Amortization expense		4,001	1,453
Concession Rights [Member]
Concession rights [Abstract]
Concessional rights, gross		94,607	124,873
Accumulated amortization		(88,931)	(115,414)
Concessional rights, net		5,676	9,459
Amortization expense		3,784	3,784
Concession Rights [Member] | Administracion Portuaria Integral de Acapulco [Member]
Concession rights [Abstract]
Concessional rights, gross	[1]	$ 94,607	94,607
Years to amortize	[1]	10 years
Monthly payments		$ 7,536	7,179
Concession Rights [Member] | Transportacion Maritima Mexicana [Member]
Concession rights [Abstract]
Concessional rights, gross	[2]	$ 0	$ 30,266
Years to amortize	[2]	0 years
Concessional arrangement, rights renewal period		8 years

[1]	As of December 31, 2019 and 2018, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition. as well as making monthly payments (fixed and variable), related to the operation (see Note 28). At the end of the concession in 2021, these facilities will revert to the federal government. At December 31, 2019 and 2018, the Company was in compliance with its obligation to maintain the concession facilities in good condition. The amortization of the concession rights was $3,784 for the years ended December 31, 2019 and 2018. Monthly payments to the Administracion Portuaria Integral de Acapulco were $7,536 and $7,179 in 2019 and 2018, respectively.
[2]	As of December 31, 2018, the Company maintained the concession rights to operate the tug services in the Port of Manzanillo, Colima; this concession was renewed in October 2014, expiring on January 16, 2023, with the possibility of being renewed for another eight years. Derived from the sale of Snekke, S.A. de C.V., in the month of December 2019, the Company and with the prior authorization of the Administracion Portuaria Integral de Manzanillo transferred the rights of this concession in favor of the buyer (see Notes 1 and 5). As of the date of this sale, the total value of the concession rights, which amounted to $30,266, had been fully amortized as of that date.